Capital Stock (Narrative) (Details)	1 Months Ended		3 Months Ended			12 Months Ended			51 Months Ended	54 Months Ended	12 Months Ended						3 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 28, 2013 CAD	Mar. 29, 2014 USD ($)	Mar. 29, 2014 CAD	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 28, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 28, 2013 Officers and directors [Member] USD ($)	Dec. 31, 2012 Officers and directors [Member] USD ($)	Mar. 29, 2014 Consulting and contract labour [Member] USD ($)	Mar. 30, 2013 Consulting and contract labour [Member] USD ($)	Mar. 29, 2014 Salaries and benefits [Member] USD ($)	Mar. 30, 2013 Salaries and benefits [Member] USD ($)	Dec. 28, 2013 Salaries and benefits [Member] Officers and directors [Member] USD ($)	Dec. 31, 2012 Salaries and benefits [Member] Officers and directors [Member] USD ($)	Mar. 29, 2014 Finders' Fees [Member]	Dec. 28, 2013 Options for Employees and Consultants [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						196,000		821,229							166,000	565,635								196,000	821,299
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						$ 0.98		$ 1.06			$ 1.17		$ 0.87													$ 2.77	$ 0.87
Proceeds from Stock Options Exercised															$ 163,020	$ 608,376								$ 192,871	$ 868,768
Class of Warrant or Right, Exercises in Period						37,500		648,591																				648,591
Class of Warrant or Right, Exercises in Period, Exercise Price						$ 1.25																							$ 1.38	$ 1.20
Proceeds from Warrant Exercises						46,875																						859,285
Units Issued During Period, Units	3,333,333	3,333,333	2,515,000	2,515,000				1,067,774
Units Issued During Period, Per Unit Amount			$ 1.25
Units Issued During Period, Value								2,359,780
Proceeds from Units Issued During Period	1,879,400	2,000,000	3,143,750					64,050
Units Issued During Period, Underlying Shares	1	1	1	1				1
Units Issued During Period, Underlying Warrants	0.5	0.5						0.5
Class of Warrant or Right, Grants in Period, Exercise Price		0.70		1.75				$ 3.45
Class of Warrant or Right, Grants in Period, Contractual Term	5 years	5 years	2 years	2 years				2 years
Stock Issued During Period, Shares, New Issues																							176,400
Bonus common shares issued			181,666	181,666
Bonus common shares, fair value amount			131,744				0
Class of Warrant or Right, Weighted Average Remaining Contractual Term			3 years 1 month 20 days	3 years 1 month 20 days
Warrants Issued During Period, Value								280,496
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate												67.00%		66.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate												25.00%		0.23%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vests in Period			62,502	62,502	489,042
Stock-based compensation			$ 70,629		$ 555,273	$ 2,004,647		$ 2,397,819	$ 8,142,956	$ 8,213,585					$ 1,382,147	$ 1,681,761	$ 0	$ 77,939	$ 70,629	$ 477,334	$ 1,382,147	$ 1,681,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 0.73